SHORT-TERM DEBT	12 Months Ended
Dec. 31, 2015
SHORT-TERM DEBT.
SHORT-TERM DEBT

12.  SHORT-TERM DEBT

	2014	2015
	RMB	RMB
Short-term borrowings	3,132,061,011	4,544,819,828
2017 and 2018 Convertible Senior Notes (Note 17)	428,427,630	5,507,036,892
Qunar CB (Note 16)	—	2,658,356,678

Total	3,560,488,641	12,710,213,398

As of December 31, 2015, the Group obtained two borrowings of RMB165 million (US$25.4 million) in aggregate collateralized by a short-term investment of RMB67 million and a bank deposit of RMB20 million as restricted cash. The annual interest rate of borrowings is approximately 1.8%.

As of December 31, 2015, the Group obtained three borrowings of RMB1.2 billion (US$179.7 million) in aggregate collateralized by short-term investment of RMB1.2 billion and bank deposits of RMB100 million as restricted cash. The annual interest rate of borrowings is approximately 1.6%.

As of December 31, 2015, the Group obtained one borrowings of RMB364 million (US$56.3 million) in aggregate collateralized by bank deposits of RMB380 million classified as restricted cash. The annual interest rate of borrowings is approximately 1.4%.

As of December 31, 2015, the Group obtained one borrowings of RMB381 million (US$58.8 million) in aggregate collateralized by short-term investment of RMB75 million. The annual interest rate of borrowings is approximately 2.1%.

As of December 31, 2015, the Group obtained three borrowings of RMB1.0 billion (US$157 million) in aggregate collateralized by short-term investment of RMB442 million. The annual interest rate of borrowings is approximately 1.6%.

As of December 31, 2015, the Group obtained three borrowings of RMB809.7 million (US$125 million) in aggregate collateralized by bank deposits of RMB58 million classified as restricted cash. The annual interest rate of borrowings is approximately 2.0%.

As of December 31, 2015, the Group obtained one borrowings of RMB643.5 million (US$99 million) in aggregate collateralized by bank deposits of RMB650 million classified as restricted cash. The annual interest rate of borrowings is approximately 1.6%.

The short-term borrowing contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Company’s assets. The Company is in compliance with all of the loan covenants as of December 31, 2014 and 2015.